Average Annual Total Returns - Class P3 Shares - Voya Large-Cap Growth Fund	Class P3 1 Yr	Class P3 5 Yrs	Class P3 10 Yrs	Class P3 Since Inception	Class P3 Inception Date	Class P3 After tax on distributions 1 Yr	Class P3 After tax on distributions 5 Yrs	Class P3 After tax on distributions 10 Yrs	Class P3 After tax on distributions Since Inception	Class P3 After tax on distributions with sale 1 Yr	Class P3 After tax on distributions with sale 5 Yrs	Class P3 After tax on distributions with sale 10 Yrs	Class P3 After tax on distributions with sale Since Inception	Russell 1000® Growth Index 1 Yr		Russell 1000® Growth Index 5 Yrs	Russell 1000® Growth Index 10 Yrs	Russell 1000® Growth Index Since Inception
Total	33.67%			15.17%	Jun. 01, 2018	32.31%			13.17%	20.15%			11.33%	36.39%	[1]	[1]	[1]	15.09%	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.